PREPAID AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Amount due from Xihua Group		¥ 49,800	¥ 49,800
Receivable from Zhenjiang operating rights		35,000	35,000
Prepaid input value-added tax		3,938	4,069
Staff advances		3,175	3,723
Rental deposits		2,860	2,826
Prepayments to suppliers		8,421	9,209
Subsidy receivable		4,522	4,567
Others		14,111	8,510
Total before allowance for doubtful accounts		121,827	117,704
Less: allowance for doubtful accounts		(70)	(70)
Total	$ 18,858	¥ 121,757	¥ 117,634